Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Long-Term Incentives — Time-Based Restricted Shares

Approximately 33% of the value of the equity awards granted in 2024 to the NEOs was awarded in the form of time-vesting restricted stock eligible to vest (excluding the award granted to Mr. Milton Cooper in 2024 in lieu of his 2023 annual bonus), at the election of the NEO, either in 20% increments on each of the first, second, third, fourth and fifth anniversaries of February 13, 2024, or in a single installment on February 13, 2029.

In 2024, we also issued Mr. Milton Cooper 85,070 shares of restricted stock subject to time-based vesting conditions. These shares were issued pursuant to his election to receive his 2023 annual bonus payment in the form of shares of restricted stock with a grant date fair value based on the closing price on the day before the grant date equal to 120% of his bonus award. These restricted shares are scheduled to vest in a single installment on February 13, 2029. These restricted shares also entitle him to receive dividends associated with the underlying shares.

Long-Term Incentives — Performance Shares

Approximately 67% of the value of the equity awards granted in 2024 (excluding the award granted to Mr. Milton Cooper in 2024 in lieu of his 2023 annual bonus) to the NEOs was awarded in the form of performance shares. The performance shares granted in 2024 permit the NEOs to earn vested shares of common stock based on the Company’s TSR compared to peers listed in the Bloomberg REIT Shopping Center Index over a three-year performance period, which commences with the year of the grant. The performance shares granted in 2024 also include the right to receive, if and when the underlying shares are earned, the equivalent value (paid in shares without interest) of dividends declared on the earned shares following issuance of the performance shares and before issuance of any earned stock. The 2024 performance shares provide a target number of shares that may be earned in the performance period if the Company’s TSR for the period equals the 50th percentile of its peers listed in the Bloomberg REIT Shopping Center Index. The number of performance shares actually earned for the performance period may range between a threshold of 50% of the target number of shares if the Company’s TSR for the period is at least in the 25th percentile of its peers listed in the Bloomberg REIT Shopping Center Index and a maximum of 200% of the target number of shares for the period if the Company’s TSR for the period equals or exceeds the 85th percentile of its peers listed in the Bloomberg REIT Shopping Center Index.

Linear interpolation is used to determine the shares earned for the performance period if the Company’s total stock-holder return falls between the specified percentile levels. If the Company’s TSR for the performance period is less than the threshold level, no performance shares are earned or issued for the period.

Companies listed in the Bloomberg REIT Shopping Center Index on January 1st of each calendar year (excluding the Company) are the peer group used to determine relative TSR and the number of shares of stock earned with respect to each performance period beginning on January 1, 2024. If a constituent company in the peer group ceases to be actively traded, due, for example, to merger or bankruptcy or the Executive Compensation Committee otherwise reasonably determines that it is no longer suitable, then such company shall be removed from the peer group.

Long-Term Incentives — LTIP Units

In 2024, the Company adopted a new program providing for grants of equity incentive awards based on separate classes of units of membership interests in Kimco Realty OP, LLC (“Kimco OP”), referred to as “LTIP Units.” LTIP Units are structured as “profits interests” for U.S. federal income tax purposes, which means that they cannot have any value on the date of grant were Kimco OP to be liquidated on that date. As profits interests, LTIP Units only have value, other than with respect to the right to receive certain distributions, if the value of the assets of Kimco OP increases following the time of issuance of LTIP Units. Once LTIP Units have been allocated value equivalent to the Class A common units of Kimco OP, the LTIP Units may be converted, subject to the satisfaction of all applicable vesting conditions, currently on a one-for-one basis into Kimco OP Class A common units. Kimco OP Class A common units are exchangeable by the holder for cash or, at the Company’s election, currently on a one-for-one basis into shares of Company common stock. LTIP Units may not be exchanged directly for cash or Company common stock.

LTIP Units are intended to offer Company executives similar long-term incentives as time-based restricted shares and performance share awards described above. The Company offers this program to its executives and non-employee directors as an alternative to the Company’s established annual long-term incentive programs.

Accordingly, in 2024, the Company’s executives (including our NEOs) and non-employee directors were eligible to request to receive, on a value-for-value basis, their annual equity awards in the form of LTIP Units. All LTIP Units received by the Company’s NEOs are subject to the same vesting and similar other terms and conditions as those that would apply to awards of time-based restricted shares and performance share awards. Additionally, performance-based LTIP awards covered an additional number of LTIP Units that were intended to reflect estimated dividends that would be payable during the three-year performance period (such additional number of LTIP Units, the “Dividend Equivalent LTIP Units”), which are eligible to vest at the end of the performance period based on actual performance and the amount of dividends paid. Mr. Flynn elected to receive his 2024 annual equity award in the form of LTIP Units.

Award Timing Method	Approximately 33% of the value of the equity awards granted in 2024 to the NEOs was awarded in the form of time-vesting restricted stock eligible to vest (excluding the award granted to Mr. Milton Cooper in 2024 in lieu of his 2023 annual bonus), at the election of the NEO, either in 20% increments on each of the first, second, third, fourth and fifth anniversaries of February 13, 2024, or in a single installment on February 13, 2029. These restricted shares are scheduled to vest in a single installment on February 13, 2029. Companies listed in the Bloomberg REIT Shopping Center Index on January 1st of each calendar year (excluding the Company) are the peer group used to determine relative TSR and the number of shares of stock earned with respect to each performance period beginning on January 1, 2024.
Award Timing Predetermined	true